Reclassification of Comparative Amounts	9 Months Ended
Sep. 30, 2026
Corporate information and statement of IFRS compliance [abstract]
Reclassification of Comparative Amounts

30.	Reclassification of Comparative Amounts

The comparative figures have been reclassified to conform with the presentation adopted for 2026.

DeFi Technologies Inc.

Notes to the condensed consolidated interim financial statements

For the three and nine months ended September 30, 2026 and 2025

(Expressed in U.S. dollars unless otherwise noted)